GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, FUTURE AMORTIZATION EXPENSE	The future amortization of the license agreement is as follows:
2022	$7,500
2023	30,000
2024	30,000
2025	30,000
2026	30,000
Thereafter	137,500
Total	$265,000
The future amortization of the license agreement is as follows:
2022	$30,000
2023	30,000
2024	30,000
2025	30,000
2026	30,000
Thereafter	137,500
Total	$287,500